DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Jul-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	5
Distribution Date	08-Jul-08
Record Date	07-Jul-08

Dates Covered	From and Including	To and Including
Collections Period	01-Jun-08	30-Jun-08
Accrual Period	09-Jun-08	07-Jul-08
30/360 Days	30
Actual/360 Days	29

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	75,612	$1,375,950,969.57
Collections of Installment Principal		25,440,570.30
Collections Attributable to Full Payoffs		13,474,784.28
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		3,873,044.92

Pool Balance — End of Period(EOP)	74,048	$1,333,162,570.07

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)	85.73%

Ending Overcollateralization(O/C) Amount	$61,575,473.78
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	104.842%

Cumulative Net Losses	$6,116,831.74
Net Loss Ratio (3 mos weighted avg.)	1.626%
Cumulative Recovery Ratio	38.152%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	22,826,615.79	1.712%	1,219
61-90 Days Delinquent	4,166,701.04	0.313%	194
91-120 Days Delinquent	831,077.27	0.062%	40
121 Days or More Delinquent	39,228.93	0.003%	2
Repossessions	6,263,616.57	0.470%	275

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	11,300,623.81
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.70126%

	Current Month	Prior Month
Weighted Average A.P.R.	7.793%	7.799%
Weighted Average Remaining Term (months)	53.61	54.43
Weighted Average Seasoning (months)	14.00	13.12

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Jul-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 2 of 3

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$25,440,570.30	Pool Balance	$1,333,162,570.07
Collections Attributable to Full Payoffs	13,474,784.28	Yield Supplement O/C Amount	(36,538,285.09)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,296,624,284.98
Recoveries on Loss Accounts	1,323,488.09
Collections of Interest	8,835,929.39	Total Securities	$1,271,587,096.29

Investment Earnings	38,340.62
Reserve Account	7,537,000.00	Adjusted O/C Amount	$25,037,188.69
Hedge Receipts	0.00

Total Sources	$56,650,112.68	Target Overcollateralization Amount	$51,864,971.40

Cash Uses
Servicer Fee	$1,146,625.81	O/C Release Period?	No
Hedge Payments (excl. termination payments)	205,346.25

A Note Interest	3,530,734.81	O/C Release	$0.00

First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	18,644,577.95
Reserve Fund	7,537,000.00
Required Principal Distribution Amount	25,037,188.69
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$56,650,112.68

Administrative Payment
Total Principal and Interest Sources	$56,650,112.68
Investment Earnings in Trust Account	(38,340.62)
Hedge Receipts	0.00
Daily Collections Remitted	(49,106,536.03)

Cash Reserve in Trust Account	(7,537,000.00)
Servicer Fee (withheld)	(1,146,625.81)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	($1,178,389.78)

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Jul-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face

Class A-1 350,000,000.00 @ 3.15195%	157,868,862.93	114,187,096.29	43,681,766.64	124.8050475	400,840.23	1.1452578
Class A-2a 75,000,000.00 @ 3.40%	75,000,000.00	75,000,000.00	0.00	0.0000000	212,500.00	2.8333333
Class A-2b 310,000,000.00 @ 3.29813%	310,000,000.00	310,000,000.00	0.00	0.0000000	823,616.35	2.6568269
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 3.49813%	190,000,000.00	190,000,000.00	0.00	0.0000000	535,408.23	2.8179381
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668

Total Notes	$1,315,268,862.93	$1,271,587,096.29	$43,681,766.64		$4,079,373.98

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 29